Presentation of the financial statements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Presentation of the financial statements
1. Presentation of the financial statements

Description of business
GSK is a major global healthcare group which is engaged in the creation and discovery, development, manufacture and marketing of pharmaceutical products, vaccines, over-the-counter
(OTC) medicines and health-related consumer products. GSK’s principal pharmaceutical products include medicines in the following therapeutic areas: respiratory, HIV, immuno-inflammation,
oncology, anti-
virals
, central nervous system, cardiovascular and urogenital, metabolic, anti-
bacterials and dermatology.
Compliance with applicable law and IFRS

The financial statements have been prepared in accordance with the Companies Act 2006, Article 4 of the IAS Regulation and International Financial Reporting Standards (IFRS) and related interpretations, as adopted by the European Union.
The financial statements are also in compliance with IFRS as issued by the International Accounting Standards Board.
Composition of financial statements
The consolidated financial statements are drawn up in Sterling, the functional currency of GlaxoSmithKline plc, and in accordance with IFRS accounting presentation. The financial statements comprise:

•	Consolidated income statement

•	Consolidated statement of comprehensive income

•	Consolidated balance sheet

•	Consolidated statement of changes in equity

•	Consolidated cash flow statement

•	Notes to the financial statements.

Composition of the Group
A list of the subsidiaries and associates which, in the opinion of the Directors, principally affected the amount of profit or net assets of the Group is given in Note
45
, ‘Principal Group companies’.
Financial period

These financial statements cover the financial year from 1 January to 31 December 2019, with comparative figures for the financial years from 1 January to 31 December 2018 and, where appropriate, from 1 January to 31 December 2017.
Accounting principles and policies
The financial statements have been prepared using the historical cost convention modified by the revaluation of certain items, as stated in the accounting policies, and on a going concern basis.

The financial statements have been prepared in accordance with the Group’s accounting policies approved by the Board and described in Note
2
, ‘Accounting principles and policies’. Information on the application of these accounting policies, including areas of estimation and judgement is given in Note
3
, ‘Key accounting judgements and estimates’.
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Adjustment to 2018 retained earnings and
non-controlling
interests balances
In 2018, the Group acquired Novartis’ non-controlling interest in the old Consumer Healthcare Joint Venture. As a result of the transaction, the non-controlling interest ceased to exist and should have been fully eliminated from the consolidated reserves. An adjustment of
£579
 million has been made between the 2018 closing balances of retained earnings and non-controlling interests to reallocate cumulative translation exchange and eliminate the remaining non-controlling interest balance. There was no impact on profit for the year, other comprehensive income, net assets or total equity for 2018 and no impact on any items in earlier years.

The effect of the adjustment on the relevant equity balances was as follows:

	At		At
	31 December		31 December
	2018, as		2018, as
	reported	Adjustment	revised
	£m	£m	£m
Retained earnings	(2,137)	(579)	(2,716)
Shareholders’ equity	4,360	(579)	3,781
Non-controlling interests	(688)	579	(109)
Total equity	3,672	—	3,672

Implementation of IFRS 16 ‘Leases’
The Group has applied IFRS 16 ‘Leases’ with effect from 1 January 2019. IFRS 16 introduces new requirements for the definition of a lease, lessee accounting and lessor accounting as well as a number of new disclosures.
In general, all leases within the scope of IFRS 16 are required to be brought on to the balance sheet by lessees, recognising a
‘right-of-use’
asset and a related lease liability at the commencement of the lease. The subsequent accounting is similar to the finance lease model set out in IAS 17. IFRS 16 establishes a control model for the identification of leases, distinguishing between leases and service contracts on the basis of whether there is an identified asset controlled by the customer.
GSK has adopted IFRS 16 applying the modified retrospective approach, and accordingly prior year results have not been restated. For larger leases (leases with annual payments of £1 million or more), the right of use asset at 1 January 2019 was calculated based on the original lease inception date and for smaller leases (leases with annual payments of less than £1 million) the right of use asset was set equal to the lease liability at 1 January 2019, adjusted for any prepaid or accrued lease payments, onerous lease provisions and business combination fair value adjustments. Any difference between the previous carrying amount and the revised carrying amount at 1 January 2019 has been recognised as an adjustment to opening retained earnings at 1 January 2019.
The Group has applied the definition of a lease and related guidance set out in IFRS 16 to all lease contracts entered into either before the date of initial application or after. There have been no significant changes as a result for the vast majority of contracts.

The following permitted practical expedients were applied at transition:

•	The right-of-use asset at the date of transition was adjusted by the amount of the existing onerous lease provision at 31 December 2018, without re-assessment.

•	Leases ending within 12 months of the transition date were treated as short-term leases on a lease-by-lease basis.

•	Initial direct costs were excluded from the measurement of the right of use asset at the transition date on a lease-by-lease basis.

•	Hindsight was applied, such as in determining the lease term where contracts contained options to extend or terminate the lease.
The weighted average incremental borrowing rate applied to lease liabilities recognised on 1 January 2019 was 3.13%.
Impact of IFRS 16 on each balance sheet line item

The table below shows the amount of adjustment for each financial statement line item affected by the application of IFRS 16 at 1 January 2019.

	As reported £m	IFRS 16 adjustments £m	As adjusted £m
Non-current assets
Property, plant and equipment	11,058	(98)	10,960
Right of use assets	—	1,071	1,071
Other non-current assets	1,576	(11)	1,565
Deferred tax assets	3,887	39	3,926
Current assets
Trade and other receivables	6,423	3	6,426
Current liabilities
Trade and other payables	(14,037)	10	(14,027)
Provisions	(732)	32	(700)
Short-term borrowings	(5,793)	(229)	(6,022)
Non-current liabilities
Long-term borrowings	(20,271)	(1,074)	(21,345)
Other non-current liabilities	(938)	160	(778)
Provisions	(691)	3	(688)
Deferred tax liabilities	(1,156)	1	(1,155)
Total effect on net assets	3,672	(93)	3,579
Retained earnings, as revised	(2,716)	(93)	(2,809)
Total effect on equity	3,672	(93)	3,579

The £98 million reduction in property, plant and equipment arose from the transfer of asset retirement obligations and existing finance leases to right of use assets. The £160 million adjustment to other non-current
liabilities arose from business combination fair value adjustments which were derecognised on the transition to IFRS 16 with a corresponding adjustment to right of use assets.
The application of IFRS 16 has had no material impact on the Group’s income statement and earnings per share, or on overall cash flows for the Group. However, the presentation of the lease payments in the cash flow statement has changed, resulting in an increase to the net cash inflow from operating activities, and hence free cash flow, and a corresponding increase in the net cash outflow from financing items (split between interest paid and repayment of lease liabilities)
.
The reconciliation between operating lease commitments previously reported for the year ended 31 December 2018, discounted at the Group’s incremental borrowing rate, and the lease liabilities recognised in the balance sheet on initial application of IFRS 16 is as follows:

£m
Operating lease commitments at 31 December 2018	1,138
Effect of discounting at the Group’s incremental borrowing rate at 1 January 2019	(126)
Reasonably certain extension options	254
Termination options not reasonably certain to be exercised	46
Short-term leases	(2)
Other adjustments	(7)

Lease liabilities recognised at 1 January 2019	1,303

Parent company financial statements

The financial statements of the parent company,

GlaxoSmithKline plc, have been prepared in accordance with UK GAAP and with UK accounting presentation. The company balance sheet is presented on page
252
and the accounting policies are given on page
s
253 and 254
.